U.S. SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


 1.  Name and address of issuer:

     Delaware Group Decatur Fund, Inc.
     2005 Market Street
     Philadelphia, PA  19103

 2. Name of each series or class of funds for which this notice is filed:

     Decatur Income Fund
     Decatur Total Return Fund

 3.  Investment Company Act File Number:  811-750
     Securities Act File Number:  33-13017

 4.  Last day of fiscal year for which this notice is filed:
     11/30/96

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: []

 6.  Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:  N/A

 7. Number and amount of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     30,362,877 shares

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: - 0 -

 9.  Number and aggregate sale price of securities sold during the fiscal year:  $570,929,835

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: $190,584,255

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable: $145,566,182
12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                   $  190,584,255
                                                   --------------
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11, if
           applicable):                            +  145,566,182
                                                   --------------
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                   -  336,150,437
                                                   --------------
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2(if applicable):
                                                   +     N/A
                                                   --------------
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
           (i), plus line (ii), less line (iii), plus line (iv)]
           (if applicable):                             - 0 -
                                                   --------------
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:
                                                   x   1/33 of 1%
                                                   --------------
     (vii) Fee due [line (i) or line (v) multiplied by line
           (vi)]:                                  $    - 0 -
                                                   ==============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a). [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By:  /S/ROSEMARY E. MILNER              Date: 01/29/97
          ----------------------                   --------
          Rosemary E. Milner
          Vice President
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